Daewoong Convertible Notes (Predecessor) (Details) $ in Thousands		1 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended
	Jul. 29, 2022 USD ($)	May 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jul. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Jul. 22, 2022 USD ($)	Sep. 18, 2020 USD ($)	Aug. 27, 2020 USD ($)
Daewoong Convertible Notes
Proceeds from issuance of convertible notes				$ 5,000	$ 6,000	$ 14,000	$ 44,500
Daewoong
Daewoong Convertible Notes
Income (expense) related to decrease (increase) in fair value					$ 500
Subordinated convertible promissory notes
Daewoong Convertible Notes
Aggregate principal amount									$ 1,000
Interest rate (as a percent)							10.00%		0.00%
Subordinated convertible promissory notes | Daewoong
Daewoong Convertible Notes
Principal amount outstanding				5,000			$ 60,000	$ 60,000
Estimated fair value				5,100			53,500	$ 53,500
Subordinated convertible promissory notes | Daewoong | Convertible promissory note purchase agreement
Daewoong Convertible Notes
Number of promissory notes | item		2	2
Aggregate principal amount			$ 25,000
Interest rate (as a percent)	15.79%		3.00%
Amount of denominator used to calculate number of shares issued upon conversion of debt instrument			$ 25,000
Percentage multiplied calculated on outstanding common stock used in number of shares issued upon conversion of debt instrument			9.99%
Aggregate value of shares immediately prior to IPO			$ 20,000
Minimum percentage of ownership interest pre-IPO after conversion of debt instrument			15.00%
Minimum pre-money valuation of the Company			$ 200,000
Threshold business days for pre-money valuation after conversion of notes			5 days
Proceeds from issuance of convertible notes	$ 30,000
Income (expense) related to decrease (increase) in fair value						$ 3,700	$ (2,200)
Subordinated convertible promissory notes | Daewoong | Amended convertible promissory note purchase agreement
Daewoong Convertible Notes
Aggregate principal amount		$ 5,000
Amount of denominator used to calculate number of shares issued upon conversion of debt instrument		$ 30,000
Percentage multiplied calculated on outstanding common stock used in number of shares issued upon conversion of debt instrument		11.99%
Aggregate value of shares immediately prior to IPO		$ 24,000
Minimum percentage of ownership interest pre-IPO after conversion of debt instrument		18.00%
Income (expense) related to decrease (increase) in fair value				$ 100
Convertible Notes issued on August 27, 2020 | Daewoong | Convertible promissory note purchase agreement
Daewoong Convertible Notes
Aggregate principal amount											$ 10,000
Convertible Notes issued on September 18, 2020 | Daewoong | Convertible promissory note purchase agreement
Daewoong Convertible Notes
Aggregate principal amount										$ 15,000
Percentage multiplied calculated on outstanding common stock used in number of shares issued upon conversion of debt instrument			9.99%